Pay vs Performance Disclosure $ / shares in Units, pure in Millions		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 $ / shares	Oct. 29, 2024 $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

SCT Compared to CAP

The following table compares the total compensation from the Summary Compensation Table (“SCT”) to compensation actually paid (“CAP”) for the CEO and the average CAP paid to the other non-CEO Named Executive Officers (“NEOs”) for the fiscal years ended December 31, 2021, December 31, 2022, December 31, 2023, December 31, 2024, and December 31, 2025. This table also includes, for comparative purposes, the Company’s total shareholder return (“TSR”), peer group TSR, and the Company’s net income and Adjusted EBITDA.

Year	SCT Total for PEO(1)	CAP for PEO(2)	Average SCT Total for Non- PEO NEOs	Average CAP for Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (in millions)	Adjusted EBITDA (in millions)(5)
					Total Shareholder Return	Peer Group Total Shareholder Return(4)
2025	$9,206,767	$16,192,897	$3,489,890	$4,781,859	$719.41	$343.48	$(51.4)	$36.1
2024	$7,755,393	$(3,122,016)	$3,027,908	$(838,099)	$387.59	$188.14	$11.2	$105.8
2023	$7,508,800	$20,071,325	$3,449,208	$7,873,885	$601.92	$225.85	$82.3	$186.1
2022	$5,867,771	$(894,648)	$2,552,075	$469,773	$255.08	$184.67	$116.0	$214.1
2021	$4,355,848	$16,280,449	$2,292,126	$7,158,856	$379.89	$105.37	$39.8	$79.0

(1)     Mr. Atkins was our PEO for fiscal years 2025, 2024, 2023, 2022, and 2021. For fiscal year 2025, the non-PEO NEOs of the Company were Messrs. Sussman, Blanchard, Fannin, and Horn. For fiscal years 2024, 2023 and 2022, the non-PEO NEOs of the Company were Messrs. Sussman, Blanchard, Fannin, and Marcum. For fiscal year 2021, the non-PEO NEOs of the Company were Messrs. Blanchard and Sussman.

(2)     The following table sets forth adjustments made to the SCT Total for our PEO during each year to determine compensation actually paid, with “fair value” calculated in accordance with ASC Topic 718 as of the end of the specified period. Since the Company did not report a change in pension value for the CEO for any years reflected in the Summary Compensation Table, adjustments for pension are not needed.

	2025	2024	2023	2022	2021
SCT Total for PEO	$9,206,767	$7,755,393	$7,508,800	$5,867,771	$4,355,848
(Deduct) amounts reported under “Stock Awards” Column of the SCT	$(5,442,767)	$(4,291,593)	$(4,595,600)	$(3,505,571)	$(2,094,248)
(Deduct) amounts reported under “Option Awards” Column of the SCT	$—	$—	$—	$—	$—
Add the fair value of awards granted in the covered year that remain outstanding and unvested as of covered year-end(a)	$10,979,752	$2,180,092	$10,075,729	$1,001,859	$6,517,569
Add (Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the covered year-end(b)	$2,344,942	$(2,828,090)	$5,585,768	$(4,427,167)	$7,179,141
Add the fair value of awards granted and vested during the covered year(c)	$—	$—	$1,013,384	$271,295	$—
Add (Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the covered year(d)	$(895,797)	$(5,937,819)	$40,649	$(102,834)	$322,139
Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the covered year	$—	$—	$—	$—	$—
Add dividends on unvested awards paid during the covered year	$—	$—	$—	$—	$—
Add incremental fair value of awards modified during the covered year	$—	$—	$442,595	$—	$—
CAP for PEO	$16,192,897	$(3,122,016)	$20,071,325	$(894,648)	$16,280,449

a.      For 2025, the value is based on RSU and PSU awards granted on February 24, 2025 that are unvested as of December 31, 2025. For 2024, the value is based on RSU and PSU awards granted on February 29, 2024 that are unvested as of December 31, 2024. For 2023, the value is based primarily on RSU and PSU awards granted on February 20, 2023 that are unvested as of December 31, 2023. In addition, 2023 includes the year-end 2023 value of $2,823,663 associated with Class B common stock awards that were distributed on June 21, 2023 as part of the

Company’s equity restructuring that remain unvested as of December 31, 2023. For 2022, the value is based on RSU and PSU awards granted in February 2022 that are unvested as of December 31, 2022. For 2021, the value is based on restricted stock awards granted in February 2021 with a vesting date of June 30, 2024.

b.      For 2025, the value includes the change in fair value of Class A RSUs granted in 2023 and 2024 with vesting dates of January 31, 2026 and January 31, 2027, as well as the change in fair value of PSUs granted in 2024 with a potential vesting date of December 31, 2026. For 2024, the value includes the change in fair value of Class A RSUs granted in February 2023 with vesting dates of January 31, 2025 and January 31, 2026, as well as the change in fair value of PSUs granted in February 2023 with a potential vesting date of December 31, 2025. For 2023, the value includes the change in fair value of Class A restricted stock awards and Class A RSUs granted in February 2021 and February 2022, respectively, with vesting dates of June 30, 2024 and December 15, 2024, respectively, as well as the change in fair value of PSUs granted in February 2022 with a potential vesting date of December 31, 2024. For 2022, the value includes the change in fair value of restricted stock awards granted in February 2020 and February 2021 with vesting dates of June 30, 2023 and June 30, 2024, respectively. For 2021, the value includes the change in fair value of restricted stock awards granted in January 2019 and February 2020 with vesting dates of June 30, 2022 and June 30, 2023, respectively.

c.       For 2023, the value is related entirely to the vesting of Class B common stock awards that were distributed on June 21, 2023 as part of the Company’s equity restructuring. The fair value is based on the closing stock price for Class B common stock on the June 30, 2023 and December 15, 2023 vesting dates. For 2022, the value is related to RSUs that were granted in February 2022 and vested at year-end 2022. The fair value is based on the closing stock price on the vesting date.

d.      For 2025, the value includes the change in fair value of Class A RSUs granted in February 2023 and February 2024 that vested on January 31, 2025. In addition, Class A PSUs granted in February 2023 vested on December 31, 2025. For 2024, the value includes the change in fair value of restricted shares of Class A common stock granted in February 2021 that vested on June 30, 2024 and Class A RSUs granted in February 2022 that vested on December 15, 2024. In addition, Class A PSUs granted in February 2022 vested on December 31, 2024. Lastly, Class A RSUs granted in February 2023 vested on January 31, 2024. For 2023, the value includes the change in fair value of restricted shares of Class A common stock granted in February 2020 that vested on June 30, 2023 and Class A RSUs granted in February 2022 that vested on December 15, 2023. For 2022, the value includes the change in fair value of restricted shares granted in January 2019 that vested on June 30, 2022. For 2021, the value includes the change in fair value of restricted shares granted in January 2018 that vested on June 30, 2021.

(3)     The following table sets forth adjustments made to the SCT Total during each year to determine average CAP to the Non-PEO NEOs, with “fair value” calculated in accordance with ASC Topic 718 as of the end of the specified period. Since the Company did not report a change in pension value for any of the Non-PEO NEOs for any years reflected in the Summary Compensation Table, adjustments for pension are not needed.

	2025	2024	2023	2022	2021
Average total SCT for non-PEO NEOs	$3,489,890	$3,027,908	$3,449,208	$2,552,075	$2,292,126
(Deduct) amounts reported under “Stock Awards” Column of the SCT	$(1,639,390)	$(1,436,608)	$(1,962,270)	$(1,293,563)	$(900,526)
(Deduct) amounts reported under “Option Awards” Column of the SCT	$—	$—	$—	$—	$—
Add the fair value of awards granted in the covered year that remain outstanding and unvested as of covered year-end(a)	$2,480,370	$729,784	$4,158,869	$369,685	$2,802,552
Add (Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the covered year-end(b)	$741,976	$(1,225,042)	$1,756,907	$(1,239,100)	$2,912,356
Add the fair value of awards granted and vested during the covered year(c)	$—	$—	$276,834	$100,112	$—
Add (Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the covered year(d)	$(290,988)	$(1,934,141)	$31,018	$(19,436)	$52,348
Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the covered year	$—	$—	$—	$—	$—
Add dividends on unvested awards paid during the covered year	$—	$—	$—	$—	$—
Add incremental fair value of awards modified during the covered year	$—	$—	$163,319	$—	$—
Average CAP for non-PEO NEOs	$4,781,859	$(838,099)	$7,873,885	$469,773	$7,158,856

a.      For 2025, the value is based on RSU and PSU awards granted on February 24, 2025 that are unvested as of December 31, 2025. For 2024, the value is based on RSU and PSU awards granted on February 29, 2024 that are unvested as of December 31, 2024. For 2023, the value is based primarily on RSU and PSU awards granted on February 20, 2023 that are unvested as of December 31, 2023. In addition, 2023 includes the average year-end 2023 value of $1,017,501 associated with Class B common stock awards that were distributed on June 21, 2023 as part of the Company’s equity restructuring that remain unvested as of December 31, 2023. For 2022, the value is related to the fair value of RSU and PSU awards granted in February 2022 that are unvested as of December 31, 2022. For 2021, the value is related to the fair value of restricted stock awards granted in February 2021 with a vesting date of June 30, 2024.

b.      For 2025, the value includes the change in fair value of Class A RSUs granted in 2023 and 2024 with vesting dates of January 31, 2026 and January 31, 2027, as well as the change in fair value of PSUs granted in 2024 with a potential vesting date of December 31, 2026. For 2024, the value includes the change in fair value of Class A RSUs granted in February 2023 with vesting dates of January 31, 2025 and January 31, 2026, as well as the change in fair value of PSUs granted in February 2023 with a potential vesting date of December 31, 2025. For 2023, the value includes the change in fair value of Class A restricted stock awards and Class A RSUs granted in February 2021 and February 2022, respectively, with vesting dates of June 30, 2024 and December 15, 2024, respectively, as well as the change in fair value of PSUs granted in February 2022 with a potential vesting date of December 31, 2024. For 2022, the value is related to the change in fair value of restricted stock awards granted in February or April of 2020 and February 2021 with vesting dates of June 30, 2023 and June 30, 2024, respectively. For 2021, the value is related to the change in fair value of restricted stock awards granted in 2019 and 2020 with vesting dates of June 30, 2022 and June 30, 2023, respectively.

c.      For 2023, the value is related entirely to the vesting of Class B common stock awards that were distributed on June 21, 2023 as part of the Company’s equity restructuring. The fair value is based on the closing stock price for Class B common stock on the June 30, 2023 and December 15, 2023 vesting dates. For 2022, the value is related to RSUs that were granted in February 2022 and vested at year-end 2022. The fair value is based on the closing stock price on the vesting date.

d.      For 2025, the value includes the change in fair value of restricted shares of Class A common stock granted in February 2023 and February 2024 that vested on January 31, 2025. In addition, Class A PSUs granted in February 2023 vested on December 31, 2025. For 2024, the value includes the change in fair value of restricted shares of Class A common stock granted in February 2021 that vested on June 30, 2024 and Class A RSUs granted in February 2022 that vested on December 15, 2024. In addition, Class A PSUs granted in February 2022 vested on December 31, 2024. Lastly, Class A RSUs granted in February 2023 vested on January 31, 2024. For 2023, the value includes the change in fair value of restricted shares of Class A common stock granted in 2020 that vested on June 30, 2023 as well as Class A RSUs granted in February 2022 that vested on December 15, 2023. For 2022, the value is related to the change in fair value of restricted shares granted in 2019 that vested on June 30, 2022. For 2021, the value is related to the change in fair value of restricted shares granted in January 2018 that vested on June 30, 2021.

(4)     The Company’s total shareholder return (“TSR”) is shown on a combined basis for both classes of common stock. Peer group TSR was calculated using our compensation peer group, as defined earlier in this document, excluding Berry Corporation and Piedmont Lithium due to mergers and acquisitions during 2025. For 2024, due to the sale of Tellurian Inc.’s shares for a significantly reduced price of $1.00 per share on October 29, 2024 and the surrounding business circumstances in connection with such sale, the Compensation Committee exercised its authorized discretion to treat Tellurian, Inc. as a bankrupt company with a deemed negative 100% TSR for purposes of calculating the TSR of the peer group. The compensation group previously changed during 2023 primarily to increase the number of publicly-traded extraction companies. For comparison purposes, TSR under the 2022 compensation peer group was calculated as follows: $188.14 for 2024, $234.07 for 2023, $183.91 for 2022, $99.74 for 2021, and $52.90 for 2020. The previous peer group was made up of the following companies: Peabody Energy Corporation, Alliance Resource Partners, L.P., Alpha Metallurgical Resources, Inc., Talos Energy Inc., CONSOL Energy Inc., Arch Resources, Inc., Coronado Global Resources, Inc., Warrior Met Coal, Inc., SunCoke Energy, Inc., Berry Corporation, and Contango Oil and Gas Company (2020 only).

(5)     We have selected Adjusted EBITDA as our most important financial performance measure used by us to link compensation actually paid to our Named Executive Officers to Company performance for fiscal year 2025.

•        Adjusted EBITDA for 2025 is calculated as EBITDA of $13.8M, comprised of a net loss of ($51.4M), plus depreciation, depletion, and amortization ($68.2M) and net interest expense ($7.8M), less income tax benefit ($10.7M), adjusted for stock-based compensation ($17.6M), accretion of asset retirement obligations ($1.7M), certain non-operating expenses ($0.5M), and certain non-recurring operating expenses ($2.5M).

•        Adjusted EBITDA for 2024 is calculated as EBITDA of $86.7M, comprised of net income of $11.2M, plus depreciation, depletion, and amortization ($65.6M), net interest expense ($6.1M), and income tax expense ($3.7M), adjusted for stock-based compensation ($17.5M), certain non-operating expenses ($0.2M), and accretion of asset retirement obligations ($1.5M).

•        Adjusted EBITDA for 2023 is calculated as EBITDA of $167.8M, comprised of net income of $82.3M, plus depreciation, depletion, and amortization ($54.3M), net interest expense ($8.9M), and income tax expense ($22.3M), adjusted for stock-based compensation ($12.9M), accretion of asset retirement obligations ($1.4M) and idle mine costs ($4.0M).

•        Adjusted EBITDA for 2022 is calculated as EBITDA of $194.2M, comprised of net income of $116.0M, plus depreciation, depletion, and amortization ($41.2M), net interest expense ($6.8M), and income tax expense ($30.2M), adjusted for stock-based compensation ($8.2M), charitable contributions ($1.0M), accretion of asset retirement obligations ($1.1M) and Berwind mine idle costs ($9.5M).

•   Adjusted EBITDA for 2021 is calculated as EBITDA of $73.2M, comprised of net income of $39.8M, plus depreciation, depletion, and amortization ($26.2M), net interest expense ($2.6M), and income tax expense ($4.6M), adjusted for stock-based compensation ($5.3M) and accretion of asset retirement obligations ($0.6M).

PEO Total Compensation Amount	[1]	$ 9,206,767	$ 7,755,393	$ 7,508,800	$ 5,867,771	$ 4,355,848
PEO Actually Paid Compensation Amount	[2]	$ 16,192,897	(3,122,016)	20,071,325	(894,648)	16,280,449
Adjustment To PEO Compensation, Footnote	The following table sets forth adjustments made to the SCT Total for our PEO during each year to determine compensation actually paid, with “fair value” calculated in accordance with ASC Topic 718 as of the end of the specified period. Since the Company did not report a change in pension value for the CEO for any years reflected in the Summary Compensation Table, adjustments for pension are not needed.
	2025	2024	2023	2022	2021
SCT Total for PEO	$9,206,767	$7,755,393	$7,508,800	$5,867,771	$4,355,848
(Deduct) amounts reported under “Stock Awards” Column of the SCT	$(5,442,767)	$(4,291,593)	$(4,595,600)	$(3,505,571)	$(2,094,248)
(Deduct) amounts reported under “Option Awards” Column of the SCT	$—	$—	$—	$—	$—
Add the fair value of awards granted in the covered year that remain outstanding and unvested as of covered year-end(a)	$10,979,752	$2,180,092	$10,075,729	$1,001,859	$6,517,569
Add (Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the covered year-end(b)	$2,344,942	$(2,828,090)	$5,585,768	$(4,427,167)	$7,179,141
Add the fair value of awards granted and vested during the covered year(c)	$—	$—	$1,013,384	$271,295	$—
Add (Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the covered year(d)	$(895,797)	$(5,937,819)	$40,649	$(102,834)	$322,139
Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the covered year	$—	$—	$—	$—	$—
Add dividends on unvested awards paid during the covered year	$—	$—	$—	$—	$—
Add incremental fair value of awards modified during the covered year	$—	$—	$442,595	$—	$—
CAP for PEO	$16,192,897	$(3,122,016)	$20,071,325	$(894,648)	$16,280,449

a.      For 2025, the value is based on RSU and PSU awards granted on February 24, 2025 that are unvested as of December 31, 2025. For 2024, the value is based on RSU and PSU awards granted on February 29, 2024 that are unvested as of December 31, 2024. For 2023, the value is based primarily on RSU and PSU awards granted on February 20, 2023 that are unvested as of December 31, 2023. In addition, 2023 includes the year-end 2023 value of $2,823,663 associated with Class B common stock awards that were distributed on June 21, 2023 as part of the

Company’s equity restructuring that remain unvested as of December 31, 2023. For 2022, the value is based on RSU and PSU awards granted in February 2022 that are unvested as of December 31, 2022. For 2021, the value is based on restricted stock awards granted in February 2021 with a vesting date of June 30, 2024.

b.      For 2025, the value includes the change in fair value of Class A RSUs granted in 2023 and 2024 with vesting dates of January 31, 2026 and January 31, 2027, as well as the change in fair value of PSUs granted in 2024 with a potential vesting date of December 31, 2026. For 2024, the value includes the change in fair value of Class A RSUs granted in February 2023 with vesting dates of January 31, 2025 and January 31, 2026, as well as the change in fair value of PSUs granted in February 2023 with a potential vesting date of December 31, 2025. For 2023, the value includes the change in fair value of Class A restricted stock awards and Class A RSUs granted in February 2021 and February 2022, respectively, with vesting dates of June 30, 2024 and December 15, 2024, respectively, as well as the change in fair value of PSUs granted in February 2022 with a potential vesting date of December 31, 2024. For 2022, the value includes the change in fair value of restricted stock awards granted in February 2020 and February 2021 with vesting dates of June 30, 2023 and June 30, 2024, respectively. For 2021, the value includes the change in fair value of restricted stock awards granted in January 2019 and February 2020 with vesting dates of June 30, 2022 and June 30, 2023, respectively.

c.       For 2023, the value is related entirely to the vesting of Class B common stock awards that were distributed on June 21, 2023 as part of the Company’s equity restructuring. The fair value is based on the closing stock price for Class B common stock on the June 30, 2023 and December 15, 2023 vesting dates. For 2022, the value is related to RSUs that were granted in February 2022 and vested at year-end 2022. The fair value is based on the closing stock price on the vesting date.

d.      For 2025, the value includes the change in fair value of Class A RSUs granted in February 2023 and February 2024 that vested on January 31, 2025. In addition, Class A PSUs granted in February 2023 vested on December 31, 2025. For 2024, the value includes the change in fair value of restricted shares of Class A common stock granted in February 2021 that vested on June 30, 2024 and Class A RSUs granted in February 2022 that vested on December 15, 2024. In addition, Class A PSUs granted in February 2022 vested on December 31, 2024. Lastly, Class A RSUs granted in February 2023 vested on January 31, 2024. For 2023, the value includes the change in fair value of restricted shares of Class A common stock granted in February 2020 that vested on June 30, 2023 and Class A RSUs granted in February 2022 that vested on December 15, 2023. For 2022, the value includes the change in fair value of restricted shares granted in January 2019 that vested on June 30, 2022. For 2021, the value includes the change in fair value of restricted shares granted in January 2018 that vested on June 30, 2021.

Non-PEO NEO Average Total Compensation Amount		$ 3,489,890	3,027,908	3,449,208	2,552,075	2,292,126
Non-PEO NEO Average Compensation Actually Paid Amount	[3]	$ 4,781,859	(838,099)	7,873,885	469,773	7,158,856
Adjustment to Non-PEO NEO Compensation Footnote	The following table sets forth adjustments made to the SCT Total during each year to determine average CAP to the Non-PEO NEOs, with “fair value” calculated in accordance with ASC Topic 718 as of the end of the specified period. Since the Company did not report a change in pension value for any of the Non-PEO NEOs for any years reflected in the Summary Compensation Table, adjustments for pension are not needed.
	2025	2024	2023	2022	2021
Average total SCT for non-PEO NEOs	$3,489,890	$3,027,908	$3,449,208	$2,552,075	$2,292,126
(Deduct) amounts reported under “Stock Awards” Column of the SCT	$(1,639,390)	$(1,436,608)	$(1,962,270)	$(1,293,563)	$(900,526)
(Deduct) amounts reported under “Option Awards” Column of the SCT	$—	$—	$—	$—	$—
Add the fair value of awards granted in the covered year that remain outstanding and unvested as of covered year-end(a)	$2,480,370	$729,784	$4,158,869	$369,685	$2,802,552
Add (Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the covered year-end(b)	$741,976	$(1,225,042)	$1,756,907	$(1,239,100)	$2,912,356
Add the fair value of awards granted and vested during the covered year(c)	$—	$—	$276,834	$100,112	$—
Add (Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the covered year(d)	$(290,988)	$(1,934,141)	$31,018	$(19,436)	$52,348
Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the covered year	$—	$—	$—	$—	$—
Add dividends on unvested awards paid during the covered year	$—	$—	$—	$—	$—
Add incremental fair value of awards modified during the covered year	$—	$—	$163,319	$—	$—
Average CAP for non-PEO NEOs	$4,781,859	$(838,099)	$7,873,885	$469,773	$7,158,856

a.      For 2025, the value is based on RSU and PSU awards granted on February 24, 2025 that are unvested as of December 31, 2025. For 2024, the value is based on RSU and PSU awards granted on February 29, 2024 that are unvested as of December 31, 2024. For 2023, the value is based primarily on RSU and PSU awards granted on February 20, 2023 that are unvested as of December 31, 2023. In addition, 2023 includes the average year-end 2023 value of $1,017,501 associated with Class B common stock awards that were distributed on June 21, 2023 as part of the Company’s equity restructuring that remain unvested as of December 31, 2023. For 2022, the value is related to the fair value of RSU and PSU awards granted in February 2022 that are unvested as of December 31, 2022. For 2021, the value is related to the fair value of restricted stock awards granted in February 2021 with a vesting date of June 30, 2024.

b.      For 2025, the value includes the change in fair value of Class A RSUs granted in 2023 and 2024 with vesting dates of January 31, 2026 and January 31, 2027, as well as the change in fair value of PSUs granted in 2024 with a potential vesting date of December 31, 2026. For 2024, the value includes the change in fair value of Class A RSUs granted in February 2023 with vesting dates of January 31, 2025 and January 31, 2026, as well as the change in fair value of PSUs granted in February 2023 with a potential vesting date of December 31, 2025. For 2023, the value includes the change in fair value of Class A restricted stock awards and Class A RSUs granted in February 2021 and February 2022, respectively, with vesting dates of June 30, 2024 and December 15, 2024, respectively, as well as the change in fair value of PSUs granted in February 2022 with a potential vesting date of December 31, 2024. For 2022, the value is related to the change in fair value of restricted stock awards granted in February or April of 2020 and February 2021 with vesting dates of June 30, 2023 and June 30, 2024, respectively. For 2021, the value is related to the change in fair value of restricted stock awards granted in 2019 and 2020 with vesting dates of June 30, 2022 and June 30, 2023, respectively.

c.      For 2023, the value is related entirely to the vesting of Class B common stock awards that were distributed on June 21, 2023 as part of the Company’s equity restructuring. The fair value is based on the closing stock price for Class B common stock on the June 30, 2023 and December 15, 2023 vesting dates. For 2022, the value is related to RSUs that were granted in February 2022 and vested at year-end 2022. The fair value is based on the closing stock price on the vesting date.

d.      For 2025, the value includes the change in fair value of restricted shares of Class A common stock granted in February 2023 and February 2024 that vested on January 31, 2025. In addition, Class A PSUs granted in February 2023 vested on December 31, 2025. For 2024, the value includes the change in fair value of restricted shares of Class A common stock granted in February 2021 that vested on June 30, 2024 and Class A RSUs granted in February 2022 that vested on December 15, 2024. In addition, Class A PSUs granted in February 2022 vested on December 31, 2024. Lastly, Class A RSUs granted in February 2023 vested on January 31, 2024. For 2023, the value includes the change in fair value of restricted shares of Class A common stock granted in 2020 that vested on June 30, 2023 as well as Class A RSUs granted in February 2022 that vested on December 15, 2023. For 2022, the value is related to the change in fair value of restricted shares granted in 2019 that vested on June 30, 2022. For 2021, the value is related to the change in fair value of restricted shares granted in January 2018 that vested on June 30, 2021.

Compensation Actually Paid vs. Total Shareholder Return

The following graph sets forth the relationship between TSR and amount of compensation actually paid (CAP) to the PEO and Non-PEO NEOs for the years ended on December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022, and December 31, 2021. TSR is shown on a combined basis for both classes of common stock in 2025.

Compensation Actually Paid vs. Net Income

The following graph sets forth the relationship between Net Income and amount of compensation actually paid (CAP) to the PEO and Non-PEO NEOs for the years ended on December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022, and December 31, 2021.

Compensation Actually Paid vs. Company Selected Measure

The following graph sets forth the relationship between Adjusted EBITDA and amount of compensation actually paid (CAP) to the PEO and Non-PEO NEOs for the years ended on December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022, and December 31, 2021.

Total Shareholder Return Vs Peer Group

The following graph sets forth the relationship between our TSR and our peer group TSR for the years ended on December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022, and December 31, 2021. TSR is shown on a combined basis for both classes of common stock in 2023-2025.

Tabular List, Table
Financial Performance Measures

The four items listed below measure the most important metrics used to link CAP to Company performance for the 2025 fiscal year as further described in the section titled “Annual Cash Incentive Bonus” of the Compensation Discussion and Analysis.

Most Important Performance Measures
Adjusted EBITDA
Cost of Coal Sales Per Ton
Safety - TRIR
Environmental

Total Shareholder Return Amount		$ 719.41	387.59	601.92	255.08	379.89
Peer Group Total Shareholder Return Amount	[4]	343.48	188.14	225.85	184.67	105.37
Net Income (Loss)		$ (51,400,000)	$ 11,200,000	$ 82,300,000	$ 116,000,000	$ 39,800,000
Company Selected Measure Amount	[5]	36.1	105.8	186.1	214.1	79.0
PEO Name		Mr. Atkins
Sale of Stock, Reduced Price Per Share | $ / shares								$ 1
Former Peer Group Total Shareholder Return Amount | $ / shares			$ 1.8814	$ 2.3407	$ 1.8391	$ 0.9974	$ 0.529
Earnings Before Interest, Taxes, Depreciation, and Amortization		$ 13,800,000	$ 86,700,000	$ 167,800,000	$ 194,200,000
Depreciation, Depletion and Amortization		68,200,000	65,600,000	54,300,000	41,200,000
Interest Income (Expense), Nonoperating		7,800,000	6,100,000	8,900,000	6,800,000
Income Tax Expense (Benefit)		10,700,000	3,700,000	22,300,000	30,200,000
Share-Based Payment Arrangement, Noncash Expense		17,600,000	17,500,000	12,900,000	8,200,000
Asset Retirement Obligation, Accretion Expense		$ 1,700,000
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name		Cost of Coal Sales Per Ton
Measure:: 3
Pay vs Performance Disclosure
Name		Safety - TRIR
Measure:: 4
Pay vs Performance Disclosure
Name		Environmental
PEO | (Deduct) amounts reported under “Stock Awards” Column of the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (5,442,767)	(4,291,593)	(4,595,600)	(3,505,571)	$ (2,094,248)
PEO | (Deduct) amounts reported under “Option Awards” Column of the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Add the fair value of awards granted in the covered year that remain outstanding and unvested as of covered year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]	10,979,752	2,180,092	10,075,729	1,001,859	6,517,569
PEO | Add(Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the covered year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	2,344,942	(2,828,090)	5,585,768	(4,427,167)	7,179,141
PEO | Add the fair value of awards granted and vested during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,013,384	271,295
PEO | Add(Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]	(895,797)	(5,937,819)	40,649	(102,834)	322,139
PEO | Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Add dividends on unvested awards paid during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Add incremental fair value of awards modified during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				442,595
Non-PEO NEO | (Deduct) amounts reported under “Stock Awards” Column of the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,639,390)	(1,436,608)	(1,962,270)	(1,293,563)	(900,526)
Non-PEO NEO | (Deduct) amounts reported under “Option Awards” Column of the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Add the fair value of awards granted in the covered year that remain outstanding and unvested as of covered year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]	2,480,370	729,784	4,158,869	369,685	2,802,552
Non-PEO NEO | Add(Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the covered year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[9]	741,976	(1,225,042)	1,756,907	(1,239,100)	2,912,356
Non-PEO NEO | Add the fair value of awards granted and vested during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[10]			276,834	100,112
Non-PEO NEO | Add(Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]	(290,988)	(1,934,141)	31,018	(19,436)	52,348
Non-PEO NEO | Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Add dividends on unvested awards paid during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Add incremental fair value of awards modified during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 163,319

[1]	Mr. Atkins was our PEO for fiscal years 2025, 2024, 2023, 2022, and 2021. For fiscal year 2025, the non-PEO NEOs of the Company were Messrs. Sussman, Blanchard, Fannin, and Horn. For fiscal years 2024, 2023 and 2022, the non-PEO NEOs of the Company were Messrs. Sussman, Blanchard, Fannin, and Marcum. For fiscal year 2021, the non-PEO NEOs of the Company were Messrs. Blanchard and Sussman.
[2]	The following table sets forth adjustments made to the SCT Total for our PEO during each year to determine compensation actually paid, with “fair value” calculated in accordance with ASC Topic 718 as of the end of the specified period. Since the Company did not report a change in pension value for the CEO for any years reflected in the Summary Compensation Table, adjustments for pension are not needed.
	2025	2024	2023	2022	2021
SCT Total for PEO	$9,206,767	$7,755,393	$7,508,800	$5,867,771	$4,355,848
(Deduct) amounts reported under “Stock Awards” Column of the SCT	$(5,442,767)	$(4,291,593)	$(4,595,600)	$(3,505,571)	$(2,094,248)
(Deduct) amounts reported under “Option Awards” Column of the SCT	$—	$—	$—	$—	$—
Add the fair value of awards granted in the covered year that remain outstanding and unvested as of covered year-end(a)	$10,979,752	$2,180,092	$10,075,729	$1,001,859	$6,517,569
Add (Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the covered year-end(b)	$2,344,942	$(2,828,090)	$5,585,768	$(4,427,167)	$7,179,141
Add the fair value of awards granted and vested during the covered year(c)	$—	$—	$1,013,384	$271,295	$—
Add (Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the covered year(d)	$(895,797)	$(5,937,819)	$40,649	$(102,834)	$322,139
Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the covered year	$—	$—	$—	$—	$—
Add dividends on unvested awards paid during the covered year	$—	$—	$—	$—	$—
Add incremental fair value of awards modified during the covered year	$—	$—	$442,595	$—	$—
CAP for PEO	$16,192,897	$(3,122,016)	$20,071,325	$(894,648)	$16,280,449

a.      For 2025, the value is based on RSU and PSU awards granted on February 24, 2025 that are unvested as of December 31, 2025. For 2024, the value is based on RSU and PSU awards granted on February 29, 2024 that are unvested as of December 31, 2024. For 2023, the value is based primarily on RSU and PSU awards granted on February 20, 2023 that are unvested as of December 31, 2023. In addition, 2023 includes the year-end 2023 value of $2,823,663 associated with Class B common stock awards that were distributed on June 21, 2023 as part of the

Company’s equity restructuring that remain unvested as of December 31, 2023. For 2022, the value is based on RSU and PSU awards granted in February 2022 that are unvested as of December 31, 2022. For 2021, the value is based on restricted stock awards granted in February 2021 with a vesting date of June 30, 2024.

b.      For 2025, the value includes the change in fair value of Class A RSUs granted in 2023 and 2024 with vesting dates of January 31, 2026 and January 31, 2027, as well as the change in fair value of PSUs granted in 2024 with a potential vesting date of December 31, 2026. For 2024, the value includes the change in fair value of Class A RSUs granted in February 2023 with vesting dates of January 31, 2025 and January 31, 2026, as well as the change in fair value of PSUs granted in February 2023 with a potential vesting date of December 31, 2025. For 2023, the value includes the change in fair value of Class A restricted stock awards and Class A RSUs granted in February 2021 and February 2022, respectively, with vesting dates of June 30, 2024 and December 15, 2024, respectively, as well as the change in fair value of PSUs granted in February 2022 with a potential vesting date of December 31, 2024. For 2022, the value includes the change in fair value of restricted stock awards granted in February 2020 and February 2021 with vesting dates of June 30, 2023 and June 30, 2024, respectively. For 2021, the value includes the change in fair value of restricted stock awards granted in January 2019 and February 2020 with vesting dates of June 30, 2022 and June 30, 2023, respectively.

c.       For 2023, the value is related entirely to the vesting of Class B common stock awards that were distributed on June 21, 2023 as part of the Company’s equity restructuring. The fair value is based on the closing stock price for Class B common stock on the June 30, 2023 and December 15, 2023 vesting dates. For 2022, the value is related to RSUs that were granted in February 2022 and vested at year-end 2022. The fair value is based on the closing stock price on the vesting date.

d.      For 2025, the value includes the change in fair value of Class A RSUs granted in February 2023 and February 2024 that vested on January 31, 2025. In addition, Class A PSUs granted in February 2023 vested on December 31, 2025. For 2024, the value includes the change in fair value of restricted shares of Class A common stock granted in February 2021 that vested on June 30, 2024 and Class A RSUs granted in February 2022 that vested on December 15, 2024. In addition, Class A PSUs granted in February 2022 vested on December 31, 2024. Lastly, Class A RSUs granted in February 2023 vested on January 31, 2024. For 2023, the value includes the change in fair value of restricted shares of Class A common stock granted in February 2020 that vested on June 30, 2023 and Class A RSUs granted in February 2022 that vested on December 15, 2023. For 2022, the value includes the change in fair value of restricted shares granted in January 2019 that vested on June 30, 2022. For 2021, the value includes the change in fair value of restricted shares granted in January 2018 that vested on June 30, 2021.

[3]	The following table sets forth adjustments made to the SCT Total during each year to determine average CAP to the Non-PEO NEOs, with “fair value” calculated in accordance with ASC Topic 718 as of the end of the specified period. Since the Company did not report a change in pension value for any of the Non-PEO NEOs for any years reflected in the Summary Compensation Table, adjustments for pension are not needed.
	2025	2024	2023	2022	2021
Average total SCT for non-PEO NEOs	$3,489,890	$3,027,908	$3,449,208	$2,552,075	$2,292,126
(Deduct) amounts reported under “Stock Awards” Column of the SCT	$(1,639,390)	$(1,436,608)	$(1,962,270)	$(1,293,563)	$(900,526)
(Deduct) amounts reported under “Option Awards” Column of the SCT	$—	$—	$—	$—	$—
Add the fair value of awards granted in the covered year that remain outstanding and unvested as of covered year-end(a)	$2,480,370	$729,784	$4,158,869	$369,685	$2,802,552
Add (Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the covered year-end(b)	$741,976	$(1,225,042)	$1,756,907	$(1,239,100)	$2,912,356
Add the fair value of awards granted and vested during the covered year(c)	$—	$—	$276,834	$100,112	$—
Add (Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the covered year(d)	$(290,988)	$(1,934,141)	$31,018	$(19,436)	$52,348
Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the covered year	$—	$—	$—	$—	$—
Add dividends on unvested awards paid during the covered year	$—	$—	$—	$—	$—
Add incremental fair value of awards modified during the covered year	$—	$—	$163,319	$—	$—
Average CAP for non-PEO NEOs	$4,781,859	$(838,099)	$7,873,885	$469,773	$7,158,856

a.      For 2025, the value is based on RSU and PSU awards granted on February 24, 2025 that are unvested as of December 31, 2025. For 2024, the value is based on RSU and PSU awards granted on February 29, 2024 that are unvested as of December 31, 2024. For 2023, the value is based primarily on RSU and PSU awards granted on February 20, 2023 that are unvested as of December 31, 2023. In addition, 2023 includes the average year-end 2023 value of $1,017,501 associated with Class B common stock awards that were distributed on June 21, 2023 as part of the Company’s equity restructuring that remain unvested as of December 31, 2023. For 2022, the value is related to the fair value of RSU and PSU awards granted in February 2022 that are unvested as of December 31, 2022. For 2021, the value is related to the fair value of restricted stock awards granted in February 2021 with a vesting date of June 30, 2024.

b.      For 2025, the value includes the change in fair value of Class A RSUs granted in 2023 and 2024 with vesting dates of January 31, 2026 and January 31, 2027, as well as the change in fair value of PSUs granted in 2024 with a potential vesting date of December 31, 2026. For 2024, the value includes the change in fair value of Class A RSUs granted in February 2023 with vesting dates of January 31, 2025 and January 31, 2026, as well as the change in fair value of PSUs granted in February 2023 with a potential vesting date of December 31, 2025. For 2023, the value includes the change in fair value of Class A restricted stock awards and Class A RSUs granted in February 2021 and February 2022, respectively, with vesting dates of June 30, 2024 and December 15, 2024, respectively, as well as the change in fair value of PSUs granted in February 2022 with a potential vesting date of December 31, 2024. For 2022, the value is related to the change in fair value of restricted stock awards granted in February or April of 2020 and February 2021 with vesting dates of June 30, 2023 and June 30, 2024, respectively. For 2021, the value is related to the change in fair value of restricted stock awards granted in 2019 and 2020 with vesting dates of June 30, 2022 and June 30, 2023, respectively.

c.      For 2023, the value is related entirely to the vesting of Class B common stock awards that were distributed on June 21, 2023 as part of the Company’s equity restructuring. The fair value is based on the closing stock price for Class B common stock on the June 30, 2023 and December 15, 2023 vesting dates. For 2022, the value is related to RSUs that were granted in February 2022 and vested at year-end 2022. The fair value is based on the closing stock price on the vesting date.

d.      For 2025, the value includes the change in fair value of restricted shares of Class A common stock granted in February 2023 and February 2024 that vested on January 31, 2025. In addition, Class A PSUs granted in February 2023 vested on December 31, 2025. For 2024, the value includes the change in fair value of restricted shares of Class A common stock granted in February 2021 that vested on June 30, 2024 and Class A RSUs granted in February 2022 that vested on December 15, 2024. In addition, Class A PSUs granted in February 2022 vested on December 31, 2024. Lastly, Class A RSUs granted in February 2023 vested on January 31, 2024. For 2023, the value includes the change in fair value of restricted shares of Class A common stock granted in 2020 that vested on June 30, 2023 as well as Class A RSUs granted in February 2022 that vested on December 15, 2023. For 2022, the value is related to the change in fair value of restricted shares granted in 2019 that vested on June 30, 2022. For 2021, the value is related to the change in fair value of restricted shares granted in January 2018 that vested on June 30, 2021.

[4]	The Company’s total shareholder return (“TSR”) is shown on a combined basis for both classes of common stock. Peer group TSR was calculated using our compensation peer group, as defined earlier in this document, excluding Berry Corporation and Piedmont Lithium due to mergers and acquisitions during 2025. For 2024, due to the sale of Tellurian Inc.’s shares for a significantly reduced price of $1.00 per share on October 29, 2024 and the surrounding business circumstances in connection with such sale, the Compensation Committee exercised its authorized discretion to treat Tellurian, Inc. as a bankrupt company with a deemed negative 100% TSR for purposes of calculating the TSR of the peer group. The compensation group previously changed during 2023 primarily to increase the number of publicly-traded extraction companies. For comparison purposes, TSR under the 2022 compensation peer group was calculated as follows: $188.14 for 2024, $234.07 for 2023, $183.91 for 2022, $99.74 for 2021, and $52.90 for 2020. The previous peer group was made up of the following companies: Peabody Energy Corporation, Alliance Resource Partners, L.P., Alpha Metallurgical Resources, Inc., Talos Energy Inc., CONSOL Energy Inc., Arch Resources, Inc., Coronado Global Resources, Inc., Warrior Met Coal, Inc., SunCoke Energy, Inc., Berry Corporation, and Contango Oil and Gas Company (2020 only).
[5]	We have selected Adjusted EBITDA as our most important financial performance measure used by us to link compensation actually paid to our Named Executive Officers to Company performance for fiscal year 2025.

•        Adjusted EBITDA for 2025 is calculated as EBITDA of $13.8M, comprised of a net loss of ($51.4M), plus depreciation, depletion, and amortization ($68.2M) and net interest expense ($7.8M), less income tax benefit ($10.7M), adjusted for stock-based compensation ($17.6M), accretion of asset retirement obligations ($1.7M), certain non-operating expenses ($0.5M), and certain non-recurring operating expenses ($2.5M).

•        Adjusted EBITDA for 2024 is calculated as EBITDA of $86.7M, comprised of net income of $11.2M, plus depreciation, depletion, and amortization ($65.6M), net interest expense ($6.1M), and income tax expense ($3.7M), adjusted for stock-based compensation ($17.5M), certain non-operating expenses ($0.2M), and accretion of asset retirement obligations ($1.5M).

•        Adjusted EBITDA for 2023 is calculated as EBITDA of $167.8M, comprised of net income of $82.3M, plus depreciation, depletion, and amortization ($54.3M), net interest expense ($8.9M), and income tax expense ($22.3M), adjusted for stock-based compensation ($12.9M), accretion of asset retirement obligations ($1.4M) and idle mine costs ($4.0M).

•        Adjusted EBITDA for 2022 is calculated as EBITDA of $194.2M, comprised of net income of $116.0M, plus depreciation, depletion, and amortization ($41.2M), net interest expense ($6.8M), and income tax expense ($30.2M), adjusted for stock-based compensation ($8.2M), charitable contributions ($1.0M), accretion of asset retirement obligations ($1.1M) and Berwind mine idle costs ($9.5M).

•   Adjusted EBITDA for 2021 is calculated as EBITDA of $73.2M, comprised of net income of $39.8M, plus depreciation, depletion, and amortization ($26.2M), net interest expense ($2.6M), and income tax expense ($4.6M), adjusted for stock-based compensation ($5.3M) and accretion of asset retirement obligations ($0.6M).

[6]	For 2025, the value is based on RSU and PSU awards granted on February 24, 2025 that are unvested as of December 31, 2025. For 2024, the value is based on RSU and PSU awards granted on February 29, 2024 that are unvested as of December 31, 2024. For 2023, the value is based primarily on RSU and PSU awards granted on February 20, 2023 that are unvested as of December 31, 2023. In addition, 2023 includes the average year-end 2023 value of $1,017,501 associated with Class B common stock awards that were distributed on June 21, 2023 as part of the Company’s equity restructuring that remain unvested as of December 31, 2023. For 2022, the value is related to the fair value of RSU and PSU awards granted in February 2022 that are unvested as of December 31, 2022. For 2021, the value is related to the fair value of restricted stock awards granted in February 2021 with a vesting date of June 30, 2024.
[7]	For 2025, the value includes the change in fair value of Class A RSUs granted in 2023 and 2024 with vesting dates of January 31, 2026 and January 31, 2027, as well as the change in fair value of PSUs granted in 2024 with a potential vesting date of December 31, 2026. For 2024, the value includes the change in fair value of Class A RSUs granted in February 2023 with vesting dates of January 31, 2025 and January 31, 2026, as well as the change in fair value of PSUs granted in February 2023 with a potential vesting date of December 31, 2025. For 2023, the value includes the change in fair value of Class A restricted stock awards and Class A RSUs granted in February 2021 and February 2022, respectively, with vesting dates of June 30, 2024 and December 15, 2024, respectively, as well as the change in fair value of PSUs granted in February 2022 with a potential vesting date of December 31, 2024. For 2022, the value includes the change in fair value of restricted stock awards granted in February 2020 and February 2021 with vesting dates of June 30, 2023 and June 30, 2024, respectively. For 2021, the value includes the change in fair value of restricted stock awards granted in January 2019 and February 2020 with vesting dates of June 30, 2022 and June 30, 2023, respectively.
[8]	For 2025, the value includes the change in fair value of Class A RSUs granted in February 2023 and February 2024 that vested on January 31, 2025. In addition, Class A PSUs granted in February 2023 vested on December 31, 2025. For 2024, the value includes the change in fair value of restricted shares of Class A common stock granted in February 2021 that vested on June 30, 2024 and Class A RSUs granted in February 2022 that vested on December 15, 2024. In addition, Class A PSUs granted in February 2022 vested on December 31, 2024. Lastly, Class A RSUs granted in February 2023 vested on January 31, 2024. For 2023, the value includes the change in fair value of restricted shares of Class A common stock granted in February 2020 that vested on June 30, 2023 and Class A RSUs granted in February 2022 that vested on December 15, 2023. For 2022, the value includes the change in fair value of restricted shares granted in January 2019 that vested on June 30, 2022. For 2021, the value includes the change in fair value of restricted shares granted in January 2018 that vested on June 30, 2021.
[9]	For 2025, the value includes the change in fair value of Class A RSUs granted in 2023 and 2024 with vesting dates of January 31, 2026 and January 31, 2027, as well as the change in fair value of PSUs granted in 2024 with a potential vesting date of December 31, 2026. For 2024, the value includes the change in fair value of Class A RSUs granted in February 2023 with vesting dates of January 31, 2025 and January 31, 2026, as well as the change in fair value of PSUs granted in February 2023 with a potential vesting date of December 31, 2025. For 2023, the value includes the change in fair value of Class A restricted stock awards and Class A RSUs granted in February 2021 and February 2022, respectively, with vesting dates of June 30, 2024 and December 15, 2024, respectively, as well as the change in fair value of PSUs granted in February 2022 with a potential vesting date of December 31, 2024. For 2022, the value is related to the change in fair value of restricted stock awards granted in February or April of 2020 and February 2021 with vesting dates of June 30, 2023 and June 30, 2024, respectively. For 2021, the value is related to the change in fair value of restricted stock awards granted in 2019 and 2020 with vesting dates of June 30, 2022 and June 30, 2023, respectively.
[10]	For 2023, the value is related entirely to the vesting of Class B common stock awards that were distributed on June 21, 2023 as part of the Company’s equity restructuring. The fair value is based on the closing stock price for Class B common stock on the June 30, 2023 and December 15, 2023 vesting dates. For 2022, the value is related to RSUs that were granted in February 2022 and vested at year-end 2022. The fair value is based on the closing stock price on the vesting date.
[11]	For 2025, the value includes the change in fair value of restricted shares of Class A common stock granted in February 2023 and February 2024 that vested on January 31, 2025. In addition, Class A PSUs granted in February 2023 vested on December 31, 2025. For 2024, the value includes the change in fair value of restricted shares of Class A common stock granted in February 2021 that vested on June 30, 2024 and Class A RSUs granted in February 2022 that vested on December 15, 2024. In addition, Class A PSUs granted in February 2022 vested on December 31, 2024. Lastly, Class A RSUs granted in February 2023 vested on January 31, 2024. For 2023, the value includes the change in fair value of restricted shares of Class A common stock granted in 2020 that vested on June 30, 2023 as well as Class A RSUs granted in February 2022 that vested on December 15, 2023. For 2022, the value is related to the change in fair value of restricted shares granted in 2019 that vested on June 30, 2022. For 2021, the value is related to the change in fair value of restricted shares granted in January 2018 that vested on June 30, 2021.